Contract liabilities	12 Months Ended
Jun. 30, 2025
Contract Liabilities
Contract liabilities

20. Contract liabilities

Contract liabilities consist of the following:

	Consolidated Group
	2025 A$	2024 A$
Deferred subscription revenue	166,333	144,823
Customer deposits	3,882	2,817
	170,215	147,640

Contract liabilities represent the Group’s obligation to transfer services to a customer for which the Group has received consideration (or the amount is due) from the customer. These amounts primarily related to advance payments received for subscription services, which are recognized as revenue over the term of the service period.

The movement in contract liabilities during the period was as follows:

Contract liabilities as at 1 July 2023	152,211
Revenue recognized that was included in the opening contract liability balance	(150,601)
Increases due to cash received or amounts invoiced in advance of performance	146,030
Contract liabilities as at 30 June 2024	147,640
Revenue recognized that was included in the opening contract liability balance	(144,825)
Increases due to cash received or amounts invoiced in advance of performance	167,400
Contract liabilities as at 30 June 2025	170,215

The Group expects to recognize substantially all of the contract liability balance as revenue within the next 12 months as the related performance obligations are satisfied over time.